Carnival Corporation & Plc Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Cruise
Passenger tickets	$ 11,889	$ 11,648	$ 11,658
Onboard and other	3,780	3,598	3,513
Tour and other	215	210	211
Revenues	15,884	15,456	15,382
Cruise
Commissions, transportation and other	2,299	2,303	2,292
Onboard and other	519	539	558
Fuel	2,033	2,208	2,381
Payroll and related	1,942	1,859	1,742
Food	1,005	983	960
Other ship operating	2,445	2,589	2,233
Tour and other	160	143	154
Operating expenses	10,403	10,624	10,320
Selling and administrative	2,054	1,879	1,720
Depreciation and amortization	1,635	1,588	1,527
Ibero goodwill and trademark impairment charges	0	13	173
Costs and Expenses	14,092	14,104	13,740
Operating income (loss)	1,792	1,352	1,642
Nonoperating (Expense) Income
Interest income	8	11	10
Interest expense, net of capitalized interest	(288)	(319)	(336)
(Losses) gains on fuel derivatives, net	(271)	36	(7)
Other income (expense), net	4	(8)	(7)
Nonoperating (Expense) Income, Total	(547)	(280)	(340)
Income Before Income Taxes	1,245	1,072	1,302
Income Tax (Expense) Benefit, Net	(9)	6	(4)
Net Income	$ 1,236	$ 1,078	$ 1,298
Earnings Per Share
Basic (USD per share)	$ 1.59	$ 1.39	$ 1.67
Diluted (USD per share)	$ 1.59	$ 1.39	$ 1.67
Dividends Declared Per Share (USD per share)	$ 1.00	$ 1	$ 1.50